Stock Warrants - Summary of Black- Scholes model using the following inputs (Detail) - $ / shares			12 Months Ended
	Jul. 14, 2021	Jun. 10, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected option term (in years)	5 years		4 years 6 months 14 days
Expected volatility	70.00%		70.00%
Risk-free interest rate	0.85%		1.19%
Expected dividend yield	0.00%		0.00%
Fair value of common stock (per share)	$ 8.56		$ 5.37
Warrant [Member] | Expected (remaining) option term (in years) | Fair Value, Inputs, Level 3 [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected option term (in years)		3 years 8 months 8 days		4 years 1 month 17 days
Warrant [Member] | Expected volatility | Fair Value, Inputs, Level 3 [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected volatility		65.00%		55.40%
Warrant [Member] | Risk-free interest rate | Fair Value, Inputs, Level 3 [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate		0.45%		0.36%
Warrant [Member] | Expected dividend yield | Fair Value, Inputs, Level 3 [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield		0.00%		0.00%
Warrant [Member] | Fair value of common stock (per share) | Fair Value, Inputs, Level 3 [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Fair value of common stock (per share)		$ 9.51		$ 2.93